LOANS	12 Months Ended
Dec. 31, 2012
LOANS

NOTE 4—LOANS

Loans consisted of the following at December 31:

	2012	2011
Real estate
Commercial	$96,588	$94,513
Construction	3,615	4,361
Residential	20,875	21,054
Home equity	50,444	59,176

Total real estate loans	171,522	179,104
Commercial	24,388	26,203
Consumer	1,313	1,392

Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)

Loans, net	$194,391	$198,110

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on nonaccrual loans:

Subsequent payments on nonaccrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). In management’s opinion such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

2012
Balances, January 1, 2012	$3,279
New loans including renewals	2,267
Payments, etc., including renewals	(3,114)

Balances, December 31, 2012	$2,432

2011
Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total
Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	203	810	25	15	535	(121)	1,467
Charge-offs	(295)	(3,611)	(1,740)	(12)	(1,067)	(638)	(7,363)
Recoveries	18	16	—	—	33	7	74

Balance at end of period	$621	$1,386	$53	$21	$305	$646	$3,032

Ending balance: individually evaluated for impairment	$—	$154	$—	$—	$147	$368	$669

Ending balance: collectively evaluated for impairment	$621	$1,232	$53	$21	$158	$278	$2,363

Total Loans:
Ending balance	$24,388	$96,588	$3,615	$1,313	$20,875	$50,444	$197,223

Ending balance: individually evaluated for impairment	$—	$4,034	$—	$—	$2,970	$1,717	$8,721

Ending balance: collectively evaluated for impairment	$24,388	$92,554	$3,615	$1,313	$17,905	$48,727	$188,502

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2012 and 2011.

	2012	2011
Commercial and industrial	$—	$39
Real estate loans:
Construction	—	2,175
Commercial	3,143	4,721
Residential mortgage	2,565	4,187
Home equity	1,717	2,677

Total	$7,425	$13,799

The following table presents impaired loans as of December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$890	$890	$—	$678	$24
Residential	1,008	1,008	—	951	28
HELOC	181	181	—	165	—

Subtotal	2,079	2,079	—	1,794	52

With an allowance recorded:
Commercial real estate	3,144	4,878	154	4,620	64
Residential	1,962	2,180	147	1,512	43
HELOC	1,536	1,536	368	2,024	15

Subtotal	6,642	8,594	669	8,155	122

Total Impaired Loans	$8,721	$10,673	$669	$9,949	$174

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following table summarizes credit quality of the Company at December 31, 2012 and 2011:

	2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$23,882	$247	$259	$—	$—	$24,388
Real estate loans:
Construction	3,615	—	—	—	—	3,615
Commercial real estate	90,102	3,342	3,144	—	—	96,588
Residential mortgage	16,833	1,477	2,565	—	—	20,875
Home equity	48,469	258	1,717	—	—	50,444
Consumer	1,313	—	—	—	—	1,313

Total	$184,214	$5,324	$7,685	$—	$—	$197,223

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following table summarizes aging of the Company’s loan portfolio at December 31, 2012 and 2011:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$140	$—	$—	$140	$24,248	$24,388	$—
Real estate loans:
Construction	—	—	—	—	3,615	3,615	—
Commercial real estate	373	—	3,144	3,517	93,071	96,588	—
Residential mortgage	461	58	2,583	3,102	17,773	20,875	18
Home equity	186	76	2,040	2,302	48,142	50,444	324
Consumer	—	—	—	—	1,313	1,313	—

Total	$1,160	$134	$7,767	$9,061	$188,162	$197,223	$342

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower is capable of servicing the newly restructured debt and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2012 and 2011:

	December 31, 2012
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	2	$900	$890
Residential mortgage	3	2,279	2,010

Total	5	$3,179	$2,900

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

The following tables set forth the Company’s loans restructured as TDRs during the period indicated by portfolio segment to quantify the type of modification or concession provided:

	December 31, 2012
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$—	$1,605	$—	$1,605
A/B note structure	890	405	—	1,295

Total troubled debt restructurings	$890	$2,010	$—	$2,900

	December 31, 2011
	Commercial Real Estate	Residential	HELOC	Total
Rate reduction	$822	$—	$—	$822
Interest only	3,118	2,352	—	5,470
Rate reduction and interest only	1,871	—	711	2,582

Total troubled debt restructurings	$5,811	$2,352	$711	$8,874

The following table sets forth the Company’s TDRs that had payment defaults during the years ended December 31, 2011 and 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	December 31, 2012
	Count	Default Balance
Real estate loans:
Commercial real estate	3	$4,448
Residential	2	574

	5	$5,022

	December 31, 2011
	Count	Default Balance
Real estate loans:
Commercial real estate	2	$3,860
Residential	2	2,719

	4	$6,579